Other Disclosures on Cash Flows - Summary of Other Disclosures on Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-cash operating activities
Fair value adjustment on accounts receivable from card issuers	R$ 22,818	R$ 92,063
Fair value adjustment on equity instruments	938	(954)
Non-cash investing activities
Property and equipment and intangible assets acquired through lease	154,650	4,339
Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares (Note 28)	4,099	5,022	R$ 29,480
Property and equipment, and intangible assets
Additions of property, plant and equipment	(256,144)	(92,546)
Payments from previous year	(18,160)
Purchases not paid at year end	1,050	18,160
Prepaid purchases of POS	(10,767)
Purchases of property and equipment	(333,568)	(140,887)	(140,982)
Additions of intangible assets	(104,687)	(49,177)	(21,283)
Property and equipment and intangible assets acquired through lease	154,650	4,339
Capitalization of borrowing costs	793
Purchases and development of intangible assets	(66,381)	(44,838)	(21,283)
Net book value of disposed assets	15,743	24,133	14,489
Loss on disposal of property and equipment and intangible assets	(14,639)	(10,712)	(5,461)
Proceeds from disposal of property and equipment and intangible assets	1,104	13,421	9,028
IFRS 16 [Member]
Property and equipment, and intangible assets
Additions of right of use	76,202
Additions of right of use	37,513
Cost [member]
Property and equipment, and intangible assets
Additions of property, plant and equipment	R$ (381,893)	R$ (159,047)	R$ (140,982)